Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss, Current	$ 545,420	$ 545,420	$ 545,420
Debt Instrument, Unamortized Discount, Current	$ 68,750	$ 0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	500,000,000	250,000,000
Common Stock, Shares, Issued	406,333,999	247,015,579	129,836,060
Common Stock, Shares, Outstanding	406,333,999	247,015,579	129,836,060
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value per share	$ 1	$ 1	$ 1
Preferred Stock, Shares Authorized	5,000,000	5,000,000	2,000,000
Preferred Stock, Shares Issued		31,000	31,000
Preferred Stock, Shares Outstanding	31,000	31,000	31,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued	31,000	31,000	31,000
Preferred Stock, Shares Outstanding	31,000	31,000
Convertible Notes Payable [Member]
Debt Issuance Costs, Current, Net	$ 465,006	$ 1,041,697	$ 5,238